Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Schedule of company's stock option activity
	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,360,647	$10.76	8.05	$13,588
Granted	449,276	18.69	9.53
Exercised	(918,380)	6.82	6.45
Forfeited	(307,979)	13.54	7.95

Outstanding at end of year	1,583,564	$14.71	8.19	$6,536

Exercisable at end of year	619,711	$12.37	7.42	$4,011

Schedule of options outstanding and options exercisable
	Options outstanding at December 31, 2018			Options exercisable at December 31, 2018
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.36-2.17	71,035	2.05	5.81	71,035	2.05	5.81
9.38-9.97	122,770	9.93	6.04	112,259	9.97	5.96
10.05-11.90	356,546	10.24	7.57	142,766	10.11	7.52
13.4-15.29	149,185	14.48	7.08	104,014	14.53	7.22
15.80-18.05	423,989	17.52	8.69	118,360	17.62	8.66
18.8-21.15	460,039	18.91	9.53	71,277	19.06	9.4

	1,583,564			619,711

Schedule of the RSUs activity
Number of RSUs

Unvested at beginning of year	88,759
Granted	370,417
Vested	(22,597)
Forfeited	(22,159)
Unvested at the end of the year	414,420

Schedule of share-based compensation expense
	Year ended December 31,
	2016	2017	2018

Cost of products	$311	$419	$494
Cost of services	171	210	398
Research and development	217	775	1,022
Sales and marketing	654	920	1,240
General and administrative	1,640	2,087	2,392

Total share-based compensation expense	$2,993	$4,411	$5,546